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VIA EDGARLINK

May 2, 2001

United States Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, N.W.
Washington, D.C. 20549


          Re:  GE Investments Funds, Inc.
               File Nos. 2-91369; 811-04041


Ladies and Gentlemen:

On behalf of GE Investments Funds, Inc. (the "Company"), we hereby certify pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended, that the form of the Prospectus and Statement of Additional Information ("SAI") being used in connection with the offering of shares of beneficial interests in the Company and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the form of Prospectus and SAI contained in Post-Effective Amendment No. 28 for the Company filed with the Securities and Exchange Commission on April 27, 2001 via EDGARLINK.

If you have any questions or comments regarding the foregoing, please call the undersigned at (203) 585-5190.

Sincerely,


S/Matthew J. Simpson
Matthew J. Simpson